Inventories	9 Months Ended
Sep. 30, 2022
Inventories
Inventories

4. Inventories

	9/30/2022	12/31/2021

	(€ in thousands)
Raw materials and merchandise	3,890	2,978
Work in progress	10,309	6,504
Total	14,199	9,482

In the nine months ended September 30, 2022, voxeljet increased the reserve for slow-moving inventory for raw materials and merchandise as well as work in progress by kEUR 597, following the Company’s inventory reserve policy for inventory (increase in reserve for slow-moving inventory for the nine months ended September 30, 2021: kEUR 166).